SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2021	2020
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	226,563	232,813
$50 million term loan under $100 Million Facility	45,396	46,711
Flex Rainbow Sale and Leaseback	135,844	139,781
$629 million term loan facility	627,383	513,200
Flex Amber Sale and Leaseback	152,050	156,400
$100 million term loan under $125 Million Facility	98,438	—
Total U.S. dollar floating rate debt	1,285,674	1,088,905

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	277,647	283,643
Total U.S. dollar denominated fixed rate debt	277,647	283,643

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	65,396	46,711
$25 million revolving tranche under $125 Million Facility	25,000	—
Total U.S. dollar denominated revolving credit facilities	90,396	46,711

Total debt	1,653,717	1,419,259

Less
Current portion of debt	(82,522)	(68,340)
Long-term portion of debt issuance costs	(15,847)	(13,906)
Long-term debt	1,555,348	1,337,013